Common shares (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding	3,656,121
Number of warrants issued in the 2011 Placement, Shares	601,066	542,500
Number of warrants exercised, Shares	(2,057,852)	(846,700)
Number of warrants expired on February 16, 2012, Shares	(1,598,269)
Outstanding		3,656,121
Warrant [Member]
Outstanding, Amount			420,000
Number of warrants issued in the 2011 Placement, Shares				3,345,920
Number of warrants issued in the 2011 Placement, Amount
Number of warrants exercised, Amount			278,760	420,000
Number of warrants expired on February 16, 2012, Amount
Outstanding, Amount			698,760	420,000